RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN - Weighted average restricted stock (Details) - Restricted Stock [Member]	12 Months Ended
Sep. 30, 2019 $ / shares
Non Vested, Beginning Balance	$ 0.39
Awarded	0.00
Vested	0.39
Forfeited	0.00
Non Vested, Ending Balance	$ 0.00